Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans past due	$ 2,990	$ 1,707
Current loans	591,808	559,087
Loans receivable	594,798	560,794
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans past due	1,690	679
Current loans	105,315	102,576
Loans receivable	107,005	103,255
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	334,117	299,080
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Current loans	175,177	153,343
Loans receivable	175,177	153,343
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Current loans	158,940	145,737
Loans receivable	158,940	145,737
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans past due	1,086	669
Current loans	72,681	72,614
Loans receivable	73,767	73,283
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans receivable	79,909	85,176
Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Current loans	9,089	10,509
Loans receivable	9,089	10,509
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	214	359
Current loans	70,606	74,308
Loans receivable	70,820	74,667
Loans 90 days or more past due and still accruing	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	1,495	839
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	727	342
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	734	412
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	34	85
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	411	275
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	294	158
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	117	117
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	1,084	593
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	669	179
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	235	140
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	$ 180	$ 274